Cover Page	6 Months Ended
Apr. 30, 2026
Cover [Abstract]
Document Type	6-K
Document Fiscal Year Focus	2026
Entity Registrant Name	BANK OF MONTREAL
Entity Central Index Key	0000927971
Current Fiscal Year End Date	--10-31
Amendment Flag	false
Document Period End Date	Apr. 30, 2026
Document Fiscal Period Focus	Q2